Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 4) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 60,221	$ 49,171
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	37,189	32,094
Labor related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	10,150	8,272
Civil related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	11,455	7,548
Environmental Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	$ 1,427	$ 1,257